Pioneer Multi-Asset Income Fund
Schedule of Investments  |  October 31, 2024

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  10/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.0%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Advanced Materials — 0.0%†
953,321	Groupe Solmax, Inc., Initial Term Loan, 9.615% (Term SOFR + 475 bps), 5/29/28	$ 886,291
	Total Advanced Materials	$886,291

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.80% (Term SOFR + 400 bps), 8/21/28	$ 497,296
	Total Advertising Sales	$497,296

	Auto Parts & Equipment — 0.1%
965,000	First Brands Group LLC, First Lien 2021 Term Loan, 9.847% (Term SOFR + 500 bps), 3/30/27	$ 940,634
	Total Auto Parts & Equipment	$940,634

	Casino Services — 0.0%†
14,102	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.468% (Term SOFR + 765 bps), 10/2/28	$ 13,045
28,290	Lucky Bucks LLC, Priority Second Out Term Loan, 12.468% (Term SOFR + 765 bps), 10/2/29	22,773
	Total Casino Services	$35,818

	Chemicals-Specialty — 0.0%†
316,647	Mativ Holdings, Inc., Term B Loan, 8.55% (Term SOFR + 375 bps), 4/20/28	$ 317,043
	Total Chemicals-Specialty	$317,043

	Commercial Services — 0.0%†
485,000	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.05% (Term SOFR + 525 bps), 6/29/28	$ 484,545
	Total Commercial Services	$484,545

	Diagnostic Equipment — 0.0%†
483,750	Curia Global, Inc., First Lien 2021 Term Loan, 8.435% (Term SOFR + 375 bps), 8/30/26	$ 461,679
	Total Diagnostic Equipment	$461,679

1Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Dialysis Centers — 0.0%†
820,197	U.S. Renal Care, Inc., Closing Date Term Loan, 9.80% (Term SOFR + 500 bps), 6/20/28	$ 758,683
	Total Dialysis Centers	$758,683

	Electric-Generation — 0.0%†
352,597	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.935% (Term SOFR + 525 bps), 4/3/28	$ 353,368
	Total Electric-Generation	$353,368

	Investment Management & Advisory Services — 0.1%
1,531,525	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.585% (Term SOFR + 500 bps), 5/30/27	$ 1,385,647
	Total Investment Management & Advisory Services	$1,385,647

	Total Senior Secured Floating Rate Loan Interests (Cost $6,329,704)	$6,121,004

Shares
	Common Stocks — 47.4% of Net Assets
	Aerospace & Defense — 0.6%
762,823	Hensoldt AG	$ 25,921,725
	Total Aerospace & Defense	$25,921,725

	Air Freight & Logistics — 0.4%
337,254	Cia de Distribucion Integral Logista Holdings S.A.	$ 10,308,430
29,405	United Parcel Service, Inc., Class B	3,942,034
	Total Air Freight & Logistics	$14,250,464

	Automobile Components — 0.3%
276,300	Bridgestone Corp.	$ 9,978,005
	Total Automobile Components	$9,978,005

	Automobiles — 1.1%
17,513	Hyundai Motor Co.	$ 2,728,475
Pioneer Multi-Asset Income Fund | 10/31/242

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Automobiles — (continued)
38,054	Kia Corp.	$ 2,534,176
2,219,300	Subaru Corp.	40,627,767
	Total Automobiles	$45,890,418

	Banks — 13.3%
6,780,885	ABN AMRO Bank NV (C.V.A.) (144A)	$ 112,040,037
753,059	Bank of America Corp.	31,492,927
1,921,275	Bank of Ireland Group Plc	17,684,454
391,127	Danske Bank A/S	11,532,336
172,354	DNB Bank ASA	3,559,829
9,185,371	Eurobank Ergasias Services and Holdings S.A.	18,883,722
711,706	FinecoBank Banca Fineco S.p.A.	11,368,513
2,596,120	First Horizon Corp.	44,990,760
984,822	Hana Financial Group, Inc.	42,746,984
536,461	Huntington Bancshares, Inc.	8,363,427
4,942,185	Intesa Sanpaolo S.p.A.	21,164,768
1,184,539	KB Financial Group, Inc.	77,510,052
114,289	KeyCorp.	1,971,485
111,880	Komercni Banka AS	3,864,245
1,789,906	National Bank of Greece S.A.	13,979,246
669,061	Nordea Bank Abp	7,834,456
87,387	Regions Financial Corp.	2,085,928
3,086,861	Standard Chartered Plc	35,839,098
473,967	UniCredit S.p.A.	20,972,883
716,790	Wells Fargo & Co.	46,534,007
	Total Banks	$534,419,157

	Broadline Retail — 0.5%
1,800,500	Alibaba Group Holding, Ltd.	$ 21,898,004
	Total Broadline Retail	$21,898,004

	Capital Markets — 1.7%
122,587	Brightsphere Investment Group, Inc.	$ 3,235,071
713,747	State Street Corp.	66,235,722
	Total Capital Markets	$69,470,793

	Chemicals — 0.3%
40,699	Air Products and Chemicals, Inc.	$ 12,638,260
1,552,813	Chevron Lubricants Lanka Plc	673,189
	Total Chemicals	$13,311,449

3Pioneer Multi-Asset Income Fund | 10/31/24

Shares		Value
	Communications Equipment — 2.3%
1,698,024	Cisco Systems, Inc.	$ 93,000,774
	Total Communications Equipment	$93,000,774

	Construction & Engineering — 0.0%†
4,081	LB New Holdco	$ 18,364
	Total Construction & Engineering	$18,364

	Construction Materials — 0.5%
227,028	CRH Plc	$ 21,665,282
	Total Construction Materials	$21,665,282

	Consumer Staples Distribution & Retail — 0.0%†
195,032+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

	Containers & Packaging — 0.1%
77,750	International Paper Co.	$ 4,318,235
	Total Containers & Packaging	$4,318,235

	Diversified Telecommunication Services — 0.5%
667,084	Deutsche Telekom AG	$ 20,186,766
	Total Diversified Telecommunication Services	$20,186,766

	Electric Utilities — 2.7%
1,440,113	Eversource Energy	$ 94,831,441
297,785	FirstEnergy Corp.	12,456,347
	Total Electric Utilities	$107,287,788

	Electrical Equipment — 0.9%
265,700	Fuji Electric Co., Ltd.	$ 13,902,297
63,345(b)	Generac Holdings, Inc.	10,486,765
729,800	Mitsubishi Electric Corp.	11,467,668
	Total Electrical Equipment	$35,856,730

	Financial Services — 0.5%
408,964	Edenred SE	$ 13,145,335
98,566(b)	PayPal Holdings, Inc.	7,816,284
	Total Financial Services	$20,961,619

Pioneer Multi-Asset Income Fund | 10/31/244

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Food Products — 0.4%
423,927	Kraft Heinz Co.	$ 14,184,597
	Total Food Products	$14,184,597

	Health Care Equipment & Supplies — 1.2%
547,538	Medtronic Plc	$ 48,867,766
	Total Health Care Equipment & Supplies	$48,867,766

	Health Care Providers & Services — 0.6%
212,823	Cardinal Health, Inc.	$ 23,095,552
	Total Health Care Providers & Services	$23,095,552

	Household Durables — 1.1%
2,320,156	Persimmon Plc	$ 43,888,608
	Total Household Durables	$43,888,608

	Insurance — 0.5%
65,006	American International Group, Inc.	$ 4,932,655
52,040	Willis Towers Watson Plc	15,725,968
	Total Insurance	$20,658,623

	IT Services — 2.0%
384,424	International Business Machines Corp.	$ 79,468,129
	Total IT Services	$79,468,129

	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,357,621
	Total Leisure Products	$2,357,621

	Machinery — 0.1%
142,200	Komatsu, Ltd.	$ 3,753,878
	Total Machinery	$3,753,878

	Marine Transportation — 0.3%
243,171	Golden Ocean Group, Ltd.	$ 2,606,793
523,614	Star Bulk Carriers Corp.	10,006,264
	Total Marine Transportation	$12,613,057

	Metals & Mining — 2.0%
2,301,614	Barrick Gold Corp.	$ 44,467,183
711,037	Newmont Corp.	32,309,521
30,112	Rio Tinto Plc	1,947,608
	Total Metals & Mining	$78,724,312

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
730,230	AGNC Investment Corp.	$ 6,798,441
297,120	Angel Oak Mortgage, Inc.	2,680,022
5Pioneer Multi-Asset Income Fund | 10/31/24

Shares		Value
	Mortgage Real Estate Investment Trusts (REITs) — (continued)
528,740	Ladder Capital Corp.	$ 6,032,924
906,673	Rithm Capital Corp.	9,601,667
491,717	Two Harbors Investment Corp.	5,654,746
	Total Mortgage Real Estate Investment Trusts (REITs)	$30,767,800

	Oil, Gas & Consumable Fuels — 6.6%
184,436	Aker BP ASA	$ 3,933,445
835,639	BW LPG, Ltd. (144A)	10,749,161
428,357	BW LPG, Ltd. (144A)	5,482,970
76,544	Chesapeake Energy Corp.	6,484,808
77,110	Civitas Resources, Inc.	3,762,197
498,900	Coterra Energy, Inc.	11,933,688
3,859,188	Energy Transfer LP	63,599,418
47,954+#	LUKOIL PJSC	—
1,410,705	MPLX LP	62,663,516
1,269,779	Permian Resources Corp.	17,307,088
194,305	Plains All American Pipeline LP	3,161,342
1,271,403+#	Rosneft Oil Co. PJSC	—
1,121,460	Shell Plc (A.D.R.)	75,754,623
	Total Oil, Gas & Consumable Fuels	$264,832,256

	Personal Care Products — 0.1%
38,841	Estee Lauder Cos., Inc., Class A	$ 2,677,699
	Total Personal Care Products	$2,677,699

	Pharmaceuticals — 4.3%
3,128,888	Pfizer, Inc.	$ 88,547,530
788,194	Sanofi S.A.	83,258,038
	Total Pharmaceuticals	$171,805,568

	Real Estate Management & Development — 0.1%
3,764,000	Sino Land Co., Ltd.	$ 3,766,857
	Total Real Estate Management & Development	$3,766,857

	Specialized REITs — 0.2%
67,401	Crown Castle, Inc.	$ 7,244,933
	Total Specialized REITs	$7,244,933

Pioneer Multi-Asset Income Fund | 10/31/246

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Technology Hardware, Storage & Peripherals — 1.3%
1,244,552	Samsung Electronics Co., Ltd.	$ 53,389,477
	Total Technology Hardware, Storage & Peripherals	$53,389,477

	Total Common Stocks (Cost $1,642,313,989)	$1,900,532,306

Principal Amount USD ($)
	Asset Backed Securities — 2.3% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,969,495
6,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	6,240,773
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,139,202
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	565,855
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	4,333,757
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,513,140
683,884(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	681,415
2,515,472(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.36% (SOFR30A + 435 bps), 10/15/26 (144A)	2,513,601
1,400,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class C, 10.00%, 3/15/35 (144A)	1,378,748
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,120,376
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,460,793
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	3,655,896
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,432,907
7Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,044,414	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	$ 1,050,681
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,975,837
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,048,598
3,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	3,513,038
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	10,326,003
5,470,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	5,641,734
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,686,680
1,520,282	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,488,095
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	165,600
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	508,900
4,475,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	4,607,767
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,277,935
3,500,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,605,520
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	5,093,176
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,319,052
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,305,946
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,496,897
Pioneer Multi-Asset Income Fund | 10/31/248

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	$ 5,304,654
2,449,178	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	2,503,009
	Total Asset Backed Securities (Cost $90,062,103)	$91,925,080

	Collateralized Mortgage Obligations—2.7% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 10.357% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,461,228
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 8.221% (SOFR30A + 336 bps), 1/25/40 (144A)	4,153,183
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.971% (SOFR30A + 311 bps), 1/25/40 (144A)	8,682,201
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.857% (SOFR30A + 600 bps), 10/25/41 (144A)	4,845,403
3,270,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 10.357% (SOFR30A + 550 bps), 12/25/41 (144A)	3,416,816
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.857% (SOFR30A + 600 bps), 12/25/41 (144A)	5,634,079
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.507% (SOFR30A + 565 bps), 12/25/50 (144A)	3,030,932
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 12.257% (SOFR30A + 740 bps), 11/25/50 (144A)	2,317,042
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.607% (SOFR30A + 475 bps), 1/25/51 (144A)	2,964,359
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 10.857% (SOFR30A + 600 bps), 8/25/33 (144A)	940,865
9Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 11.107% (SOFR30A + 625 bps), 10/25/33 (144A)	$ 2,581,132
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.357% (SOFR30A + 550 bps), 1/25/34 (144A)	3,984,265
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.657% (SOFR30A + 780 bps), 11/25/41 (144A)	3,758,588
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.857% (SOFR30A + 500 bps), 8/25/33 (144A)	5,926,060
1,310,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 10.307% (SOFR30A + 545 bps), 12/25/33 (144A)	1,474,064
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.107% (SOFR30A + 625 bps), 9/25/41 (144A)	2,064,067
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.957% (SOFR30A + 710 bps), 1/25/42 (144A)	3,677,837
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.357% (SOFR30A + 850 bps), 2/25/42 (144A)	2,912,304
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.121% (SOFR30A + 826 bps), 7/25/49 (144A)	7,541,380
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 11.221% (SOFR30A + 636 bps), 10/25/49 (144A)	3,466,675
6,635,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 10.195% (SOFR30A + 491 bps), 9/25/47 (144A)	7,029,106
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.971% (SOFR30A + 511 bps), 11/25/47 (144A)	3,222,784
Pioneer Multi-Asset Income Fund | 10/31/2410

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,688,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.057% (SOFR30A + 620 bps), 11/25/41 (144A)	$ 3,890,359
13,322	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	5,801
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,270,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.457% (SOFR30A + 460 bps), 10/25/33 (144A)	1,320,265
255,862(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.221% (SOFR30A + 536 bps), 10/25/30 (144A)	257,379
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.471% (SOFR30A + 1,061 bps), 2/25/47 (144A)	7,163,176
8,230,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.257% (SOFR30A + 340 bps), 11/25/33 (144A)	8,366,570
	Total Collateralized Mortgage Obligations (Cost $99,924,307)	$107,087,922

	Commercial Mortgage-Backed Securities—1.7% of Net Assets
12,000,000(a)	AG Trust, Series 2024-NLP, Class B, 7.568% (1 Month Term SOFR + 276 bps), 7/15/41 (144A)	$ 12,074,796
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	5,200,352
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,114,564
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.628%, 7/15/57	4,529,718
5,248,512(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 6.51% (SOFR30A + 150 bps), 2/15/37 (144A)	5,246,192
8,145,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.163% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,087,473
11Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.607% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 973,696
2,988,798(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 7.157% (SOFR30A + 230 bps), 11/25/51 (144A)	2,980,633
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,363,270
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 13.721% (SOFR30A + 886 bps), 10/25/49 (144A)	5,823,091
1,939,301(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.221% (SOFR30A + 336 bps), 10/25/49 (144A)	1,959,976
2,417,125(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.721% (SOFR30A + 386 bps), 3/25/50 (144A)	2,456,402
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,226,424
3,650,000(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	3,708,294
	Total Commercial Mortgage-Backed Securities (Cost $68,631,838)	$69,744,881

	Convertible Corporate Bonds — 0.7% of Net Assets
	REITs — 0.7%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,784,862
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,388,879
	Total REITs	$29,173,741

	Total Convertible Corporate Bonds (Cost $27,439,265)	$29,173,741

Pioneer Multi-Asset Income Fund | 10/31/2412

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 5.6% of Net Assets
	Advertising — 0.0%†
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,589,569
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	507,307
	Total Advertising	$2,096,876

	Aerospace & Defense — 0.0%†
1,663,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 1,666,278
	Total Aerospace & Defense	$1,666,278

	Airlines — 0.3%
4,100,000	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 3,801,462
288,578	British Airways Pass Through Trust, 8.375%, 11/15/28 (144A)	299,017
6,922,821(a)	Gol Finance S.A., 15.185% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	7,231,326
	Total Airlines	$11,331,805

	Auto Parts & Equipment — 0.0%†
295,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 293,822
	Total Auto Parts & Equipment	$293,822

	Banks — 3.6%
EUR4,700,000(d)(e)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 5,068,612
EUR5,300,000(d)(e)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	5,599,329
2,600,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	2,247,689
10,000,000(d)(e)	Barclays Plc, 6.125% (5 Year CMT Index + 587 bps)	9,945,286
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,124,146
8,650,000(d)(e)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	8,655,008
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,411,332
10,000,000(d)(e)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	9,589,186
5,857,000(d)(e)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,906,836
13Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
8,125,000(d)(e)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	$ 8,227,741
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,263,324
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,135,573
31,703,000(d)(e)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	30,099,605
29,708,000(d)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	28,173,549
7,425,000(d)(e)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,240,711
	Total Banks	$142,687,927

	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 3,555,073
	Total Chemicals	$3,555,073

	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,260,432
	Total Commercial Services	$2,260,432

	Diversified Financial Services — 0.2%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 2,955,588
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,830,848
	Total Diversified Financial Services	$7,786,436

	Pipelines — 0.1%
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	$ 3,111,695
	Total Pipelines	$3,111,695

	Telecommunications — 1.2%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 44,859,063
3,364,000	Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,382,616
	Total Telecommunications	$48,241,679

Pioneer Multi-Asset Income Fund | 10/31/2414

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,122,766
	Total Transportation	$2,122,766

	Total Corporate Bonds (Cost $207,468,059)	$225,154,789

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Financial Services — 0.0%†
13,333,333(b)	Citigroup Global Markets Holdings, Inc.,	$ 116,000
13,333,333(b)	Citigroup Global Markets Holdings, Inc.,	108,000
	Total Financial Services	$224,000

	Total Rights/Warrants (Cost $2,920,000)	$224,000

Principal Amount USD ($)
	Insurance-Linked Securities — 3.1% of Net Assets#
	Event Linked Bonds — 1.8%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 11.313%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 517,550
250,000(a)	Torrey Pines Re, 10.553%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	260,400
250,000(a)	Torrey Pines Re, 11.803%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	258,250
		$1,036,200

	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.663%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	$ 500,000
500,000(a)	Acorn Re, 7.666%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	500,000
1,000,000(a)	Ursa Re, 10.061%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,023,200
		$2,023,200

15Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 18.553%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,578,900
1,000,000(a)	FloodSmart Re, 21.70%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	1,055,800
		$2,634,700

	Health – U.S. — 0.1%
1,750,000(a)	Vitality Re XIII, 6.553%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,740,550
3,250,000(a)	Vitality Re XIV, 8.05%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,294,525
600,000(a)	Vitality Re XIV, 9.05%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	611,280
		$5,646,355

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 12.701%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 692,250
	Multiperil – U.S. — 0.5%
500,000(a)	Aquila Re, 10.042%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 512,450
250,000(a)	Four Lakes Re, 10.303%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	256,525
250,000(a)	Four Lakes Re, 11.021%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	257,400
250,000(a)	Four Lakes Re, 14.042%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	262,325
500,000(a)	Herbie Re, 14.281%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	503,750
2,000,000(a)	High Point Re, 10.30%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,048,400
750,000(a)	Merna Re II, 11.816%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	772,984
1,300,000(a)	Merna Re II, 12.311%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,365,000
1,500,000(a)	Merna Re II, 13.066%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,577,664
1,750,000(a)	Mystic Re, 16.553%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,793,050
750,000(a)	Residential Re, 10.473%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	776,925
Pioneer Multi-Asset Income Fund | 10/31/2416

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Residential Re, 10.592%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	$ 492,600
1,000,000(a)	Residential Re, 10.843%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	997,000
500,000(a)	Residential Re, 12.232%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	522,500
250,000(a)	Residential Re, 12.683%, (3 Month U.S. Treasury Bill + 813 bps), 12/6/24 (144A)	249,250
1,250,000(a)	Residential Re, 12.981%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,292,875
750,000(a)	Residential Re, 16.562%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	744,750
750,000(a)	Sanders Re, 10.313%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	778,500
1,250,000(a)	Sanders Re II, 7.811%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,262,000
800,000(a)	Sanders Re III, 7.973%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	799,600
1,600,000(a)	Sanders Re III, 10.116%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	1,661,760
250,000(a)	Solomon Re, 10.062%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	256,900
300,000(a)	Sussex Re, 12.923%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	301,500
250,000(a)	Topanga Re, 9.611%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	248,625
		$19,734,333

	Multiperil – U.S. & Canada — 0.2%
750,000(a)	Atlas Re, 17.475%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 835,875
500,000(a)	Easton Re, 12.053%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	503,150
1,250,000(a)	Galileo Re, 11.542%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,290,125
250,000(a)	Galileo Re, 11.55%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	255,150
17Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Kilimanjaro II Re, 10.792%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 257,050
750,000(a)	Kilimanjaro II Re, 11.792%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	781,350
250,000(a)	Kilimanjaro III Re, 9.41%, (3 Month U.S. Treasury Bill + 486 bps), 4/21/25 (144A)	253,150
250,000(a)	Kilimanjaro III Re, 16.91%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	259,250
250,000(a)	Kilimanjaro III Re, 16.91%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	251,350
500,000(a)	Mona Lisa Re, 11.561%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	509,850
1,000,000(a)	Mona Lisa Re, 17.066%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,051,900
1,750,000(a)	Mystic Re IV, 10.642%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	1,757,000
500,000(a)	Mystic Re IV, 16.253%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	505,250
		$8,510,450

	Multiperil – U.S. Regional — 0.1%
500,000(a)	Aquila Re, 12.833%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 528,400
250,000(a)	Aquila Re, 13.748%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	266,500
1,300,000(a)	Locke Tavern Re, 9.345%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,339,780
		$2,134,680

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.67%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,278,375
Pioneer Multi-Asset Income Fund | 10/31/2418

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(a)	Cat Re 2001, 17.053%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	$ 765,150
1,000,000(a)	Kendall Re, 10.803%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,037,900
		$3,081,425

	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 9.52%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	$ 1,045,100
1,250,000(a)	First Coast Re III Pte, 11.282%, (3 Month U.S. Treasury Bill + 674 bps), 4/7/25 (144A)	1,251,875
250,000(a)	Marlon Re, 11.566%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	251,625
750,000(a)	Merna Re II, 13.316%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	748,125
250,000(a)	Palm Re, 14.061%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	261,450
500,000(a)	Purple Re, 13.561%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	517,600
		$4,075,775

	Windstorm – Japan — 0.0%†
500,000(a)	Sakura Re, 6.963%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	$ 503,150
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,033,300
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 17.048%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 258,500
250,000(a)	International Bank for Reconstruction & Development, 18.548%, (SOFR + 1,372 bps), 4/24/28 (144A)	263,225
		$521,725

	Windstorm – North Carolina — 0.1%
750,000(a)	Blue Ridge Re, 9.803%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 762,975
19Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
1,250,000(a)	Blue Ridge Re, 12.553%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 1,298,750
500,000(a)	Cape Lookout Re, 12.542%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	509,750
		$2,571,475

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 522,250
250,000(a)	Alamo Re, 12.311%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,425
		$782,675

	Windstorm – U.S. — 0.3%
1,500,000(a)	Alamo Re, 12.945%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,573,350
2,000,000(a)	Bonanza Re, 9.491%, (3 Month U.S. Treasury Bill + 493 bps), 12/23/24 (144A)	1,994,000
250,000(a)	Bonanza Re, 10.173%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	249,250
250,000(a)	Bonanza Re, 13.016%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	260,200
1,750,000(a)	Cape Lookout Re, 12.981%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,831,025
600,000(a)	Gateway Re, 18.502%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	650,940
1,600,000(a)	Merna Re II, 14.811%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,695,840
1,500,000(a)	Queen Street Re, 12.076%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,542,750
		$9,797,355

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 4.542%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 249,225
Pioneer Multi-Asset Income Fund | 10/31/2420

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Multistate — (continued)
250,000(a)	Gateway Re, 4.542%, (1 Month U.S. Treasury Bill + 0 bps), 1/8/25 (144A)	$ 249,225
250,000(a)	Gateway Re, 10.061%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	255,575
		$754,025

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 11.143%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 1,043,700
	Winterstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 17.426%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 2,000,000
2,000,000(a)	Lightning Re, 15.561%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,130,000
		$4,130,000

	Total Event Linked Bonds	$70,706,773

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – U.S. — 0.2%
1,000,000(b)(f)+	Cheltenham-PI0051 Re 2024, 5/31/30	$ 913,559
5,272,146(b)(f)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	5,695,874
250,000(b)(f)+	Mangrove Risk Solutions, 5/10/25 (144A)	237,040
		$6,846,473

	Multiperil – Worldwide — 0.1%
4,000,000(b)(f)+	Gamboge Re, 3/31/30	$ 3,902,516
1,000,000(b)(f)+	Merion Re 2024-1, 12/31/29	1,018,651
250,000(b)(f)+	Old Head Re 2024, 12/31/29	246,132
500,000(b)(f)+	Pine Valley Re 2024, 12/31/28	486,340
300,000(b)(f)+	Walton Health Re 2019, 6/30/25	54,094
250,000(b)(f)+	Walton Heath Re 2021, 1/15/25	19
		$5,707,752

	Windstorm – North Carolina — 0.1%
1,000,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	$ 1,005,200
21Pioneer Multi-Asset Income Fund | 10/31/24

Face Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
500,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	$ 502,100
250,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	250,850
		$1,758,150

	Windstorm – U.S. — 0.1%
2,250,000(b)(f)+	Aberystwyth-PI0049, 11/30/27	$ 2,210,176
3,000,000(b)(f)+	PI0048 Re 2024, 11/30/27	2,948,705
		$5,158,881

	Windstorm – U.S. Regional — 0.0%†
1,500,000(b)(f)+	Oakmont Re 2024, 4/1/30	$ 1,501,656
	Total Collateralized Reinsurance	$20,972,912

	Reinsurance Sidecars — 0.8%
	Multiperil – U.S. — 0.0%†
2,500,000(f)+	Carnoustie Re 2023, 12/31/28	$ 187,207
1,500,000(g)+	Harambee Re 2019, 12/31/24	—
		$187,207

	Multiperil – Worldwide — 0.8%
1,000,000(b)(g)+	Alturas Re 2021-3, 7/31/25	$ 42,300
24,956(g)+	Alturas Re 2022-2, 12/31/27	1,592
2,000,000(b)(f)+	Banbury-PI0050 Re 2024, 3/31/30	2,091,274
4,000,000(b)(f)+	Bantry Re 2024, 12/31/29	4,536,396
1,500,000(b)(f)+	Berwick Re 2024-1, 12/31/29	1,653,040
2,500,000(b)(f)+	Carnoustie Re 2024, 12/31/29	2,754,847
3,000,000(f)+	Eccleston Re 2023, 11/30/28	189,444
74,892(b)(f)+	Eden Re II, 3/21/25 (144A)	4,029
54,774(b)(f)+	Eden Re II, 3/21/25 (144A)	384
500,000(b)(f)+	Gleneagles Re 2021, 12/31/24	50
3,000,000(b)(f)+	Gullane Re 2024, 12/31/29	3,228,735
2,000,000(b)(f)+	Merion Re 2021-2, 12/31/24	120,000
2,500,000(b)(f)+	Pangaea Re 2024-1, 12/31/29	2,811,236
3,000,000(b)(f)+	Pangaea Re 2024-3, 7/1/28	3,176,997
3,000,000(b)(f)+	Sector Re V, 12/1/28 (144A)	3,849,407
1,000,000(b)(g)+	Thopas Re 2020, 12/31/24	200
1,500,000(g)+	Thopas Re 2021, 12/31/24	15,600
2,500,000(g)+	Thopas Re 2023, 12/31/28	—
2,500,000(b)(g)+	Thopas Re 2024, 12/31/29	3,065,750
1,500,000(g)+	Torricelli Re 2021, 7/31/25	7,500
2,500,000(g)+	Torricelli Re 2023, 6/30/29	33,250
3,000,000(b)(f)+	Torricelli Re 2024, 6/30/30	3,120,000
1,500,000(g)+	Viribus Re 2019, 12/31/24	—
Pioneer Multi-Asset Income Fund | 10/31/2422

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(b)(g)+	Viribus Re 2020, 12/31/24	$ 33,900
2,000,000(g)+	Viribus Re 2023, 12/31/28	441,600
333,333(b)(g)+	Viribus Re 2024, 12/31/29	430,133
		$31,607,664

	Total Reinsurance Sidecars	$31,794,871

	Total Insurance-Linked Securities (Cost $115,295,083)	$123,474,556

Principal Amount USD ($)
	Foreign Government Bonds — 0.8% of Net Assets
	Hungary — 0.1%
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 3,332,837
	Total Hungary	$3,332,837

	Indonesia — 0.2%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 10,350,883
	Total Indonesia	$10,350,883

	Philippines — 0.3%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,454,631
	Total Philippines	$10,454,631

	Russia — 0.0%†
RUB61,885,000(h)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(h)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

	South Africa — 0.2%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 7,969,168
	Total South Africa	$7,969,168

23Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Trinidad — 0.0%†
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,062,288
	Total Trinidad	$2,062,288

	Total Foreign Government Bonds (Cost $36,176,237)	$34,169,807

Shares
	Closed-End Fund — 0.3% of Net Assets
649,578	Aberdeen Asia-Pacific Income Fund, Inc.	$ 10,653,079
	Total Closed-End Fund (Cost $10,596,145)	$10,653,079

Principal Amount USD ($)
	Equity Linked Notes — 18.9% of Net Assets
	Air Freight & Logistics — 0.1%
40,700	Mizuho Markets Cayman LP (United Parcel Service, Inc.), 10.05%, 2/7/25	$ 5,549,242
	Total Air Freight & Logistics	$5,549,242

	Apparel Retail — 0.2%
13,600	Mizuho Markets Cayman LP (Lululemon Athletica, Inc.), 12.10%, 4/30/25	$ 4,181,565
8,200	Wells Fargo Bank NA (Lululemon Athletica, Inc.), 11.03%, 4/10/25	2,559,466
	Total Apparel Retail	$6,741,031

	Banks — 2.1%
170,500	BNP Paribas Issuance BV (Truist Financial Corp.), 14.02%, 11/26/24 (144A)	$ 5,976,025
63,200	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	3,513,800
102,200	Canadian Imperial Bank of Commerce (Gilead Sciences, Inc.), 9.00%, 7/1/25	7,699,646
488,100	Canadian Imperial Bank of Commerce (Lyft, Inc.), 21.85%, 7/1/25	6,530,339
82,100	Canadian Imperial Bank of Commerce (Newmont Corp.), 12.92%, 6/17/25	3,607,351
Pioneer Multi-Asset Income Fund | 10/31/2424

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
205,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	$ 6,883,834
25,300	Royal Bank of Canada (Advanced Micro De), 17.32%, 9/24/24 (144A)	3,600,822
602,700	Royal Bank of Canada (Barrick Gold Corp.), 11.95%, 8/6/25 (144A)	11,189,125
230,700	Royal Bank of Canada (Newmont Corp.), 12.16%, 8/6/25 (144A)	10,604,125
49,400	Toronto-Dominion Bank (Advanced Micro Devices, Inc.), 16.43%, 6/6/25	7,632,300
236,800	Toronto-Dominion Bank (PayPal Holdings, Inc.), 12.95%, 7/11/25	15,308,410
	Total Banks	$82,545,777

	Beverages — 1.0%
242,400	Canadian Imperial Bank of Commerce (Celsius Holdings, Inc.), 25.83%, 10/28/25	$ 7,291,392
61,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings), 23.44%, 7/9/25 (144A)	2,301,886
54,500	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.55%, 1/30/25 (144A)	1,752,175
368,200	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.83%, 10/9/25 (144A)	11,244,828
258,400(i)	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	7,772,672
54,500	Goldman Sachs International (Celsius Holdings), 22.87%, 7/1/25	2,082,990
170,600	Toronto-Dominion Bank (DraftKings, Inc.), 18.43%, 10/27/25	5,872,052
	Total Beverages	$38,317,995

	Biotechnology — 0.3%
84,000	Bank of America (Biontech SE), 11.81%, 8/29/25	$ 7,865,760
43,800	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	3,527,451
	Total Biotechnology	$11,393,211

	Broadline Retail — 0.6%
81,900	BNP Paribas Issuance BV (Alibaba Group Holding Ltd.), 14.24%, 2/7/25 (144A)	$ 6,553,810
25Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Broadline Retail — (continued)
134,800	Mizuho Markets Cayman LP (eBay, Inc.), 11.13%, 11/26/24	$ 5,926,482
78,500	Wells Fargo Bank NA (Alibaba Group Holding Ltd.), 14.61%, 2/3/25	6,464,696
37,400	Wells Fargo Bank NA (Amazon.com, Inc.), 10.07%, 1/30/25	6,210,644
	Total Broadline Retail	$25,155,632

	Communications Equipment — 0.0%†
106,500	Mizuho Markets Cayman LP (Netgear, Inc.), 14.00%, 3/18/25	$ 1,739,678
	Total Communications Equipment	$1,739,678

	Computer Hardware — 0.2%
102,700	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	$ 6,335,563
	Total Computer Hardware	$6,335,563

	Consumer Discretionary — 0.1%
117,300(j)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 3,916,647
	Consumer Discretionary	$3,916,647

	Consumer Finance — 0.1%
78,900	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.28%, 11/26/24	$ 5,901,523
	Total Consumer Finance	$5,901,523

	Containers & Packaging — 0.1%
132,000	Mizuho Markets Cayman LP (Campbell Soup Company), 9.77%, 11/26/24	$ 5,865,156
	Total Containers & Packaging	$5,865,156

	Credit Services — 1.1%
70,700(j)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 13.47%, 12/11/24	$ 4,557,322
143,000(j)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 14.13%, 11/13/24	8,612,537
96,000(j)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 14.43%, 2/13/25	6,543,250
95,000	Mizuho Markets Cayman LP (PayPal Holdings, Inc.), 13.80%, 11/19/24	5,799,750
104,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 13.86%, 2/19/25	6,548,880
Pioneer Multi-Asset Income Fund | 10/31/2426

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Credit Services — (continued)
94,400	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	$ 6,475,840
86,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.73%, 1/30/25	6,087,080
	Total Credit Services	$44,624,659

	Diversified Telecommunication Services — 0.2%
242,600	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 7,753,375
	Total Diversified Telecommunication Services	$7,753,375

	Electronic Equipment, Instruments & Components — 0.2%
83,700	Mizuho Markets Cayman LP (Vertiv Holdings Co.), 21.00%, 7/30/25	$ 7,867,256
	Total Electronic Equipment, Instruments & Components	$7,867,256

	Healthcare-Services — 0.6%
15,900	Citigroup Global Markets Holdings, Inc. (Humana, Inc.), 9.58%, 2/11/25 (144A)	$ 4,204,039
67,200	Merrill Lynch BV (The Cigna Group), 9.50%, 11/26/24	20,397,552
	Total Healthcare-Services	$24,601,591

	Household & Personal Products — 0.2%
112,000	Bank Of America (The Estee Lauder Companies, Inc.), 11/12/25	$ 7,799,366
	Total Household & Personal Products	$7,799,366

	Household Products — 0.1%
76,100	Mizuho Markets Cayman LP (The Estee Lauder Companies, Inc.), 15.50%, 11/12/24	$ 5,319,580
	Total Household Products	$5,319,580

	Internet & Direct Marketing Retail — 0.5%
35,000	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	$ 6,162,275
27Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Internet & Direct Marketing Retail — (continued)
130,800	Mizuho Markets Cayman LP (eBay, Inc.), 10.97%, 3/10/25	$ 6,809,906
34,400	Toronto-Dominion Bank (Amazon.com, Inc.), 10.07%, 2/20/25	6,142,980
	Total Internet & Direct Marketing Retail	$19,115,161

	IT Services — 0.1%
55,200	Russian Commercial Bank (Advanced Micro Devices, Inc.), 17.40%, 11/8/24 (144A)	$ 5,881,008
	Total IT Services	$5,881,008

	Leisure Products — 0.2%
163,200	BNP Paribas Issuance BV (Yeti Holdings, Inc.), 14.85%, 5/22/25 (144A)	$ 5,920,896
	Total Leisure Products	$5,920,896

	Machinery — 0.5%
117,800	Citigroup Global Markets Holdings, Inc. (Generac Holdings, Inc.), 18.72%, 11/12/24 (144A)	$ 12,395,764
51,500	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	6,588,894
	Total Machinery	$18,984,658

	Medical Distribution — 0.2%
57,900	Citigroup Global Markets Holdings, Inc. (Cardinal Health, Inc.), 7.79%, 2/11/25 (144A)	$ 6,148,401
	Total Medical Distribution	$6,148,401

	Metals & Mining — 2.8%
113,400	BNP Paribas (Teck Resourcse Ltd), 12.03%, 10/9/25 (144A)	$ 5,567,940
276,700	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.40%, 4/10/25 (144A)	12,581,549
146,200	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.94%, 4/8/25 (144A)	6,648,445
151,900	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 13.95%, 1/30/25 (144A)	6,256,761
Pioneer Multi-Asset Income Fund | 10/31/2428

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metals & Mining — (continued)
150,900	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 14.01%, 11/26/24 (144A)	$ 5,998,275
233,700(j)	JP Morgan Structured Products BV (Barrick Gold Corp.), 11.86%, 12/11/24	4,222,959
1,260,400(j)	JP Morgan Structured Products BV (Barrick Gold Corp.), 12.49%, 12/4/24	21,250,344
394,500	Merrill Lynch BV (Barrick Gold Corp.), 11.83%, 6/5/25	7,102,973
401,300	Merrill Lynch BV (Newmont Corp.), 12.96%, 6/5/25	17,607,037
150,600	Merrill Lynch BV (Teck Resources Ltd.), 11.60%, 3/21/25	6,586,491
1,011,800	Wells Fargo Bank NA (Barrick Gold Corp.), 11.98%, 3/21/25	16,664,346
	Total Metals & Mining	$110,487,120

	Oil, Gas & Consumable Fuels — 1.7%
573,400	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	$ 2,341,594
468,500	Citigroup Global Markets Holdings, Inc. (Marathon Oil Corp.), 11.76%, 3/31/25 (144A)	12,754,912
245,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	7,550,900
270,700(j)	JP Morgan Structured Products BV (Marathon Oil Corp.), 13.10%, 12/4/24	7,430,715
382,300(j)	JP Morgan Structured Products BV (Range Resources Corp.), 11.80%, 10/9/25	11,220,505
757,000	Royal Bank of Canada (Range Resources), 12.027%, 10/14/25 (144A)	23,758,445
565,600	Toronto-Dominion Bank (Kosmos Energy Ltd.), 16.70%, 3/25/25	2,299,164
	Total Oil, Gas & Consumable Fuels	$67,356,235

	Rental & Leasing Services — 0.4%
113,400	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.11%, 3/25/25	$ 10,021,725
72,200	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.72%, 7/25/25	6,836,257
	Total Rental & Leasing Services	$16,857,982

29Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — 2.9%
33,300	Bank of America ( Axcelis Technologies), 16.55%, 8/26/25	$ 3,108,389
219,000	BNP Paribas Issuance BV (Allegro Microsystems, Inc.), 15.91%, 3/25/25 (144A)	4,782,960
37,700	BNP Paribas Issuance BV (Qualcomm, Inc.), 12.54%, 3/25/25	5,996,939
75,800	Citigroup Global Markets Holdings, Inc. (Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	7,049,779
61,900	Goldman Sachs International (Advanced Micro Devices, Inc.), 16.67%, 5/8/25	9,282,833
91,400(j)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	6,684,082
88,500(j)	JP Morgan Structured Products BV (Advanced Micro Devices, Inc.), 15.36%, 12/5/24	11,474,025
48,700	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	4,878,523
71,000	Mizuho Markets Cayman LP (Microchip Technology Incorporated), 12.53%, 4/30/25	5,399,372
119,400	Mizuho Markets Cayman LP (On Semiconductor Corp.), 16.02%, 10/30/25	8,096,753
66,400	Mizuho Markets Cayman LP (Qualcomm Incorporated), 14.55%, 8/15/25	10,753,281
74,500(i)	Royal Bank of Canada (Advanced Micro DE), 16.31%, 11/7/25 (144A)	11,499,075
75,700	Royal Bank of Canada (Axcelis Technologies, Inc.), 16.92%, 10/6/25 (144A)	6,991,273
54,100	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	3,867,068
51,800	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 16.15%, 1/28/25	7,645,162
56,000	Wells Fargo Bank NA (Qualcomm Incorporated), 12.16%, 4/10/25	9,019,920
	Total Semiconductors & Semiconductor Equipment	$116,529,434

	Software — 1.6%
102,000	BNP Paribas Issuance BV (Uber Technologies, Inc.), 13.77%, 5/22/25 (144A)	$ 6,529,020
Pioneer Multi-Asset Income Fund | 10/31/2430

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — (continued)
84,700	Canadian Imperial Bank of Commerce (Zoom Video Communications, Inc.), 14.20% (N/A + 0 bps), 12/4/24	$ 6,049,969
76,400	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	5,610,816
112,600	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	3,677,516
217,200	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	7,306,608
129,200(j)	HSBC Bank Plc (Zoom Video Communications,Inc.), 8/21/25	7,873,448
161,600(j)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	11,450,976
57,300	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 11.57%, 7/30/25	3,683,473
111,500	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 11.58%, 6/10/25	7,369,035
93,100	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 12.36%, 3/18/25	6,505,828
	Total Software	$66,056,689

	Speciality Chemicals — 0.2%
27,600	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 7,046,004
	Total Speciality Chemicals	$7,046,004

	Speciality Industrial Machinery — 0.4%
78,200	Wells Fargo Bank NA (Generac Holdings Inc.), 15.00%, 2/25/25	$ 10,460,814
51,000	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.50%, 4/10/25	7,112,460
	Total Speciality Industrial Machinery	$17,573,274

	Transportation — 0.2%
56,300	Royal Bank of Canada (Expedia Group, Inc.), 13.085%, 8/19/25 (144A)	$ 7,765,740
	Transportation	$7,765,740

	Total Equity Linked Notes (Cost $757,332,453)	$757,149,884

31Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 11.1% of Net Assets
3,264,255	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,756,968
3,795,971	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,203,018
1,616,524	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,363,936
479,193	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	403,961
570,391	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	498,475
1,713,565	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,507,363
2,106,974	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,845,523
8,452,716	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	8,114,344
7,506,432	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	7,305,690
6,178,137	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	6,139,355
8,167,436	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	8,108,228
2,453,123	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	2,432,886
17,565,072	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	17,456,594
19,638,930	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	19,531,295
16,669,761	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,514,975
13,006,829	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	12,936,613
22,958,668	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	22,834,728
4,551,798	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,523,631
2,213,586	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,284,053
1,254,487	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,295,839
7,893,142	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	8,087,673
Pioneer Multi-Asset Income Fund | 10/31/2432

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,206,567	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	$ 7,442,748
6,493,999	Federal National Mortgage Association, 2.500%, 8/1/50	5,516,592
7,664,978	Federal National Mortgage Association, 2.500%, 5/1/51	6,487,205
15,492,068	Federal National Mortgage Association, 2.500%, 11/1/51	13,131,304
6,914,766	Federal National Mortgage Association, 2.500%, 11/1/51	5,831,521
308,596	Federal National Mortgage Association, 2.500%, 1/1/52	260,376
9,300,852	Federal National Mortgage Association, 2.500%, 2/1/52	7,836,533
335,792	Federal National Mortgage Association, 3.000%, 4/1/51	294,671
10,201,551	Federal National Mortgage Association, 3.000%, 11/1/51	8,910,531
11,543,332	Federal National Mortgage Association, 4.500%, 5/1/53	11,013,496
14,295,503	Federal National Mortgage Association, 5.000%, 4/1/53	13,915,389
11,955,928	Federal National Mortgage Association, 5.000%, 8/1/53	11,805,177
5,885,092	Federal National Mortgage Association, 5.500%, 8/1/52	5,831,056
843,007	Federal National Mortgage Association, 5.500%, 4/1/53	835,179
20,139,913	Federal National Mortgage Association, 5.500%, 8/1/53	20,031,188
10,469,851	Federal National Mortgage Association, 5.500%, 8/1/53	10,397,646
7,901,785	Federal National Mortgage Association, 5.500%, 9/1/53	7,828,412
28,169,198	Federal National Mortgage Association, 5.500%, 9/1/53	27,924,375
33,310,913	Federal National Mortgage Association, 5.500%, 9/1/53	33,102,747
28,049,392	Federal National Mortgage Association, 5.500%, 10/1/53	27,799,035
1,875,988	Federal National Mortgage Association, 5.500%, 1/1/54	1,866,557
33Pioneer Multi-Asset Income Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,560,946	Federal National Mortgage Association, 5.500%, 2/1/54	$ 2,550,139
20,000,000	Federal National Mortgage Association, 5.500%, 11/1/54 (TBA)	19,809,981
20,000,000	Federal National Mortgage Association, 6.000%, 11/1/54 (TBA)	20,127,495
150,544	Federal National Mortgage Association, 6.500%, 2/1/53	153,679
2,983,949	Federal National Mortgage Association, 6.500%, 7/1/53	3,098,972
3,206,800	Federal National Mortgage Association, 6.500%, 7/1/53	3,332,123
4,375,407	Federal National Mortgage Association, 6.500%, 9/1/53	4,543,587
4,947,864	Federal National Mortgage Association, 6.500%, 9/1/53	5,128,025
3,640,815	Federal National Mortgage Association, 6.500%, 9/1/53	3,796,725
6,592,538	Federal National Mortgage Association, 6.500%, 10/1/53	6,812,460
	Total U.S. Government and Agency Obligations (Cost $444,285,303)	$446,560,072

	SHORT TERM INVESTMENTS — 5.2% of Net Assets
	Repurchase Agreements — 1.4%
56,000,000	Bank of America, 4.84%, dated 10/31/24,
to be purchased on 11/1/24 for $56,007,529, collateralized by the following:
$3,177,194, U.S. Treasury Bond, 4.38%, 11/15/39,
$10,200,020, U.S. Treasury Note, 3.63%, 8/31/29,
	$43,742,831, U.S. Treasury Strip Coupon, 5/15/30	$ 56,000,000
		$56,000,000

	Foreign Treasury Obligations — 0.3%
EGP605,475,000(j)(k)	Egypt Treasury Bills, 25.951%, 6/3/25	$ 10,598,468
		$10,598,468

Pioneer Multi-Asset Income Fund | 10/31/2434

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Open-End Fund — 3.5%
141,357,525(l)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 141,357,525
		$141,357,525

	TOTAL SHORT TERM INVESTMENTS (Cost $208,597,241)	$207,955,993

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Put Options On Indices Purchased — 0.0%†
36,961	S&P 500 INDEX	Citibank NA	USD 3,643,180	USD 5,286.30	11/29/24	$963,551
36,961	S&P 500 INDEX	Citibank NA	USD 4,105,196	USD 5,286.30	11/29/24	963,551
	Total Over The Counter (OTC) Put Options On Indices Purchased (Premiums paid $ 7,748,376)					$1,927,102

	TOTAL OPTIONS PURCHASED (Premiums paid $ 7,748,376)					$1,927,102

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $3,725,120,103)					$4,011,854,216
	OTHER ASSETS AND LIABILITIES — (0.0)%†					$(721,144)
	net assets — 100.0%					$4,011,133,072

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $843,284,692, or 21.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2024.
35Pioneer Multi-Asset Income Fund | 10/31/24

(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2024.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security is in default.
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Aberystwyth-PI0049	7/1/2024	$1,968,187	$2,210,176
Acorn Re	10/25/2024	500,000	500,000
Acorn Re	10/25/2024	500,000	500,000
Alamo Re	4/12/2023	1,500,000	1,573,350
Alamo Re	4/4/2024	500,000	522,250
Alamo Re	4/4/2024	250,000	260,425
Alturas Re 2021-3	7/1/2021	97,196	42,300
Alturas Re 2022-2	4/11/2023	—	1,592
Aquila Re	5/10/2023	500,000	528,400
Aquila Re	5/10/2023	250,000	266,500
Aquila Re	4/26/2024	500,000	512,450
Atlas Capital	5/17/2023	1,250,000	1,278,375
Atlas Re	5/24/2024	750,000	835,875
Banbury-PI0050 Re 2024	8/19/2024	2,000,000	2,091,274
Bantry Re 2024	2/1/2024	3,952,974	4,536,396
Berwick Re 2024-1	1/10/2024	1,500,000	1,653,040
Blue Ridge Re	11/14/2023	750,000	762,975
Blue Ridge Re	11/14/2023	1,250,000	1,298,750
Bonanza Re	12/15/2020	1,997,214	1,994,000
Bonanza Re	1/6/2023	250,000	260,200
Pioneer Multi-Asset Income Fund | 10/31/2436

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	7/25/2023	$238,951	$249,250
Cape Lookout Re	4/14/2023	1,752,385	1,831,025
Cape Lookout Re	3/12/2024	500,000	509,750
Carnoustie Re 2023	2/15/2023	—	187,207
Carnoustie Re 2024	1/17/2024	2,500,000	2,754,847
Cat Re 2001	11/14/2023	750,000	765,150
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	913,559
Citrus Re	4/27/2023	1,000,000	1,043,700
Easton Re	5/16/2024	493,673	503,150
Eccleston Re 2023	7/13/2023	—	189,444
Eden Re II	12/14/2020	16,665	384
Eden Re II	1/25/2021	24,864	4,029
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	5,232,987	5,695,874
First Coast Re	3/24/2023	1,000,000	1,045,100
First Coast Re III Pte	3/4/2021	1,250,000	1,251,875
FloodSmart Re	2/23/2023	1,000,000	1,055,800
FloodSmart Re	2/29/2024	1,500,000	1,578,900
Four Lakes Re	12/22/2022	250,000	257,400
Four Lakes Re	12/8/2023	250,000	256,525
Four Lakes Re	12/8/2023	250,000	262,325
Galileo Re	12/4/2023	1,254,406	1,290,125
Galileo Re	12/4/2023	250,000	255,150
Gamboge Re	5/9/2024	3,490,628	3,902,516
Gateway Re	2/3/2023	600,000	650,940
Gateway Re	3/11/2024	250,000	255,575
Gateway Re	3/11/2024	246,289	249,225
Gateway Re	6/24/2024	235,288	249,225
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2024	2/14/2024	2,907,777	3,228,735
Harambee Re 2019	12/20/2018	—	—
Herbie Re	10/19/2020	500,000	503,750
High Point Re	12/1/2023	2,000,000	2,048,400
Integrity Re	3/23/2023	2,000,000	2,000,000
International Bank for Reconstruction & Development	4/3/2024	250,000	263,225
International Bank for Reconstruction & Development	5/1/2024	250,000	258,500
Kendall Re	4/22/2024	1,000,000	1,037,900
Kilimanjaro II Re	6/24/2024	250,000	257,050
Kilimanjaro II Re	6/24/2024	750,000	781,350
Kilimanjaro III Re	4/8/2021	250,000	259,250
Kilimanjaro III Re	4/8/2021	250,000	251,350
Kilimanjaro III Re	4/8/2021	250,000	253,150
Lightning Re	3/20/2023	2,019,569	2,130,000
37Pioneer Multi-Asset Income Fund | 10/31/24

Restricted Securities	Acquisition date	Cost	Value
Locke Tavern Re	3/23/2023	$1,300,000	$1,339,780
LUKOIL PJSC	4/3/2020	3,354,083	—
Magnit PJSC	4/15/2020	12,536,598	—
Mangrove Risk Solutions	6/17/2024	224,653	237,040
Mangrove Risk Solutions	7/9/2024	927,062	1,005,200
Mangrove Risk Solutions	7/9/2024	469,761	502,100
Mangrove Risk Solutions	7/9/2024	237,105	250,850
Marlon Re	5/24/2024	250,000	251,625
Mayflower Re	6/21/2024	1,000,000	1,033,300
Merion Re 2021-2	12/28/2020	544,188	120,000
Merion Re 2024-1	1/11/2024	843,568	1,018,651
Merna Re II	4/5/2023	1,300,000	1,365,000
Merna Re II	4/5/2023	1,600,000	1,695,840
Merna Re II	5/8/2024	750,000	772,984
Merna Re II	5/8/2024	750,000	748,125
Merna Re II	5/8/2024	1,500,000	1,577,664
Mona Lisa Re	6/22/2021	500,000	509,850
Mona Lisa Re	12/30/2022	1,000,000	1,051,900
Mystic Re	12/12/2023	1,747,762	1,793,050
Mystic Re IV	6/9/2021	1,749,879	1,757,000
Mystic Re IV	6/9/2021	500,000	505,250
Oakmont Re 2024	5/23/2024	1,331,036	1,501,656
Old Head Re 2024	1/5/2024	183,891	246,132
Palm Re	4/4/2024	250,000	261,450
Pangaea Re 2024-1	2/27/2024	2,500,000	2,811,236
Pangaea Re 2024-3	7/26/2024	3,000,000	3,176,997
PI0048 Re 2024	6/12/2024	2,527,350	2,948,705
Pine Valley Re 2024	1/17/2024	414,596	486,340
Purple Re	4/2/2024	500,000	517,600
Queen Street Re	5/12/2023	1,500,000	1,542,750
Residential Re	10/30/2020	1,000,207	997,000
Residential Re	10/28/2021	500,000	492,600
Residential Re	10/28/2021	750,000	744,750
Residential Re	11/22/2022	500,000	522,500
Residential Re	1/17/2023	249,099	249,250
Residential Re	11/7/2023	1,250,000	1,292,875
Residential Re	11/7/2023	750,000	776,925
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	—
Russian Federal Bond - OFZ	9/14/2021	834,675	—
Russian Federal Bond - OFZ	9/14/2021	888,148	—
Sakura Re	3/24/2021	500,000	503,150
Sanders Re	5/24/2023	650,000	692,250
Sanders Re	1/16/2024	750,000	778,500
Sanders Re II	5/24/2021	1,250,000	1,262,000
Pioneer Multi-Asset Income Fund | 10/31/2438

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sanders Re III	2/14/2023	$771,175	$799,600
Sanders Re III	3/24/2023	1,600,000	1,661,760
Sector Re V	12/4/2023	3,000,000	3,849,407
Solomon Re	6/12/2023	250,000	256,900
Sussex Re	1/27/2023	296,651	301,500
Sutter Re	6/6/2023	500,000	517,550
Thopas Re 2020	2/5/2020	—	200
Thopas Re 2021	12/30/2020	—	15,600
Thopas Re 2023	2/13/2023	—	—
Thopas Re 2024	2/2/2024	2,500,000	3,065,750
Topanga Re	10/5/2023	237,017	248,625
Torrey Pines Re	5/17/2024	250,000	260,400
Torrey Pines Re	5/17/2024	250,000	258,250
Torricelli Re 2021	7/1/2021	—	7,500
Torricelli Re 2023	7/19/2023	—	33,250
Torricelli Re 2024	7/25/2024	2,975,976	3,120,000
Ursa Re	4/12/2023	1,000,000	1,023,200
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	101,920	33,900
Viribus Re 2023	1/8/2023	—	441,600
Viribus Re 2024	3/19/2024	333,333	430,133
Vitality Re XIII	3/6/2023	1,715,129	1,740,550
Vitality Re XIV	1/25/2023	3,250,000	3,294,525
Vitality Re XIV	1/25/2023	600,000	611,280
Walton Health Re 2019	7/18/2019	—	54,094
Walton Heath Re 2021	6/28/2021	39,019	19
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	—
Total Restricted Securities			$123,474,556
% of Net assets			3.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	455,000,000	USD	10,520,447	Goldman Sachs & Co.	1/30/25	$1,560,643
USD	65,592,416	EUR	60,573,468	State Street Bank & Trust Co.	1/23/25	(539,070)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$1,021,573
39Pioneer Multi-Asset Income Fund | 10/31/24

FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
280	NASDAQ 100 E-Mini	12/20/24	$(110,339,387)	$(112,121,800)	$(1,782,413)
1,648	S&P500 E-Mini	12/20/24	(469,406,539)	(472,852,400)	(3,445,861)
			$(579,745,926)	$(584,974,200)	$(5,228,274)
TOTAL FUTURES CONTRACTS			$(579,745,926)	$(584,974,200)	$(5,228,274)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EGP	— Egypt Pound
EUR	— Euro
HUF	— Hungary Forint
IDR	— Indonesian Rupiah
PHP	— Philippines Peso
RUB	— Russia Ruble
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,121,004	$—	$6,121,004
Common Stocks
Construction & Engineering	—	18,364	—	18,364
Consumer Staples Distribution & Retail	—	—	— *	— *
Pioneer Multi-Asset Income Fund | 10/31/2440

Schedule of Investments  |  10/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$264,832,256	$—	$—*	$264,832,256
All Other Common Stocks	1,635,681,686	—	—	1,635,681,686
Asset Backed Securities	—	91,759,480	165,600	91,925,080
Collateralized Mortgage Obligations	—	107,087,922	—	107,087,922
Commercial Mortgage-Backed Securities	—	69,744,881	—	69,744,881
Convertible Corporate Bonds	—	29,173,741	—	29,173,741
Corporate Bonds	—	225,154,789	—	225,154,789
Rights/Warrants	—	224,000	—	224,000
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	6,846,473	6,846,473
Multiperil – Worldwide	—	—	5,707,752	5,707,752
Windstorm – North Carolina	—	—	1,758,150	1,758,150
Windstorm – U.S.	—	—	5,158,881	5,158,881
Windstorm – U.S. Regional	—	—	1,501,656	1,501,656
Reinsurance Sidecars
Multiperil – U.S.	—	—	187,207	187,207
Multiperil – Worldwide	—	—	31,607,664	31,607,664
All Other Insurance-Linked Securities	—	70,706,773	—	70,706,773
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	34,169,807	—	34,169,807
Closed-End Fund	10,653,079	—	—	10,653,079
Equity Linked Notes	—	757,149,884	—	757,149,884
U.S. Government and Agency Obligations	—	446,560,072	—	446,560,072
Repurchase Agreements	—	56,000,000	—	56,000,000
Foreign Treasury Obligations	—	10,598,468	—	10,598,468
Open-End Fund	141,357,525	—	—	141,357,525
Over The Counter (OTC) Put Options On Indices Purchased	—	1,927,102	—	1,927,102
Total Investments in Securities	$2,052,524,546	$1,906,396,287	$52,933,383	$4,011,854,216
41Pioneer Multi-Asset Income Fund | 10/31/24

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$1,021,573	$—	$1,021,573
Net unrealized depreciation on futures contracts	(5,228,274)	—	—	(5,228,274)
Total Other Financial Instruments	$(5,228,274)	$1,021,573	$—	$(4,206,701)
*	Securities valued at $0.
During the period ended October 31, 2024, there were no transfers in or out of Level 3.
Pioneer Multi-Asset Income Fund | 10/31/2442